Financial Income and Expense (Details) - Schedule of Financial Income and Expense, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income and Expense, Net [Line Items]
Interest income	$ 1,088	$ 125	$ 11
Innovatus derivative instrument	719	116
Fair value of option to pay GPS earnout in shares	763
Financial income, net	2,570	241	11
Interest on Kreos loan		(660)	(1,566)
Interest on Innovatus loan	(5,232)	(1,615)
Interest on other loans and leases	(350)	(361)	(309)
Kreos settlement		(1,047)
Fair value adjustments
Other financial expenses	(190)	(107)	(7)
GPS amendment: additional consideration payment in cash	(250)
GPS amendment: additional consideration payment in shares	(878)
Financial expenses, net	(18,342)	(6,385)	(2,172)
GPS contingent consideration [Member]
Fair value adjustments
Fair value adjustments	(9,105)	(2,398)
NovioGendix contingent consideration [Member]
Fair value adjustments
Fair value adjustments	(49)	(197)	(194)
Kreos derivative instrument [Member]
Fair value adjustments
Fair value adjustments	(135)		(96)
Exact Sciences warrants [Member]
Fair value adjustments
Fair value adjustments	$ (2,153)